Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income for the year	$ 78,450	$ 27,622
Items that have been or may subsequently be reclassified to net income:
Currency translation differences	(12,900)	(34,541)
Currency translation differences reclassified to net income	149,473	0
Items that will not subsequently be reclassified to net income:
Loss on FVTOCI investments and other	(8,450)	(11,847)
Tax recovery on FVTOCI investments	896	1,320
Total other comprehensive income (loss) for the year	129,019	(45,068)
Total comprehensive income (loss) for the year	$ 207,469	$ (17,446)